Employee Benefit Plans (Details) - Schedule of significant assumptions adopted in measuring pension and other benefit obligations	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity securities
Emerging markets	5.00%
Canadian Pension Plans [Member] | Canada [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	22.50%	22.80%
Canadian Pension Plans [Member] | Canada [Member] | Fixed income instruments [Member]
Equity securities
Fair value plan assets	40.60%	42.30%
Canadian Pension Plans [Member] | Canada [Member] | Cash and Cash Equivalents [Member]
Equity securities
Fair value plan assets	2.70%	2.10%
Canadian Pension Plans [Member] | United States [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	13.70%	19.30%
US Pension Plans [Member] | Canada [Member] | Fixed income instruments [Member]
Equity securities
Fair value plan assets	0.50%	0.40%
US Pension Plans [Member] | United States [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	24.20%	33.40%
US Pension Plans [Member] | United States [Member] | Cash and Cash Equivalents [Member]
Equity securities
Fair value plan assets	32.20%	29.90%
US Pension Plans [Member] | United States [Member] | Other Investments [Member]
Equity securities
Fair value plan assets	10.50%	4.40%
US Pension Plans [Member] | International (other than United States) [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	15.50%	13.50%
US Pension Plans [Member] | International [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	20.60%	22.80%
US Pension Plans [Member] | International [Member] | Fixed income instruments [Member]
Equity securities
Fair value plan assets	7.10%	4.80%
US Pension Plans [Member] | International [Member] | Other Investments [Member]
Equity securities
Fair value plan assets	4.90%	4.30%